                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07564

Morgan Stanley California Quality Municipal Securities
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)      (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2003

Date of reporting period: October 31, 2003


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley California Quality Municipal Securities performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Trust's financial statements and a list of Trust investments.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Trust will achieve its investment objective. The Trust is subject to market risk, which is the possibility that market values of securities owned by the Trust will decline and, therefore, the value of the Trust shares may be less than what you paid for them. Accordingly, you can lose money investing in this Trust.

FUND REPORT

For the year ended October 31, 2003

MARKET CONDITIONS


Over the past 12 months the tone of the U.S. economy shifted from weak to accelerating growth culminating in 8.2 percent GDP growth in the third quarter of 2003. One of the most closely watched economic indicators, employment strength, was in negative territory for much of the period. Repeated comments from government and private sector economists suggesting that the U.S. economy might be entering a deflationary period also weighed heavily on investors during much of the year. At the same time, ongoing budgetary and fiscal difficulties at the state and local levels contributed to ratings downgrades for many municipal bonds. The Federal Reserve Board attempted to allay these fears and keep the economy moving forward by cutting the federal funds target rate twice to a level of 1.0 percent.

The uncertain economic climate had an effect on the municipal bond market. While yields on intermediate-and long-term bonds ended the period roughly where they began, the road between those two points was decidedly bumpy. The 12-month period can be divided into two distinct market environments. The first, which lasted from October 2002 to mid-June 2003, saw municipal yields fall by roughly 75 basis points to levels not seen since the late 1960s. Plummeting yields led to a surge in issuance as municipalities moved to lock in new low financing rates and, in the case of older bonds, low refinancing costs. Record levels of supply met with strong demand by investors in search of tax-exempt income to offset low money market rates. Also, the relatively attractive yield of municipal bonds versus Treasuries created demand from institutional taxable investors who "crossed-over" to purchase municipals.

The municipal market reversed abruptly in mid-June, when yields began to climb from their lows and investors shifted their attention to the improving equity market. Participation from cross-over investors also evaporated as taxable yields rose faster than those of tax-exempts. Issuance remained strong through July, but declined over the last three months as yields rose. These forces combined to push municipal-bond yields above their historic lows, ending the fiscal year near where they began.

California faced a host of economic and fiscal problems during the year, including a multi-billion dollar budget deficit that led Moody's and Standard & Poor's to downgrade the state's general obligations in February. California issuers sold approximately $51 billion in the first 10 months of 2003, an increase of 35 percent compared to the same period in 2002. Because of fiscal and credit concerns, valuations of the state's general obligation bonds declined during the period.

PERFORMANCE ANALYSIS


The net asset value (NAV) of Morgan Stanley California Quality Municipal Securities (IQC) increased from $14.95 to $15.02 per share for the fiscal year ended October 31, 2003. Based on this change plus reinvestment of tax-free dividends totaling $0.85 per share the Trust's total NAV return was 6.84 percent. IQC's value on the New York Stock Exchange (NYSE) increased from $13.60 to $13.72 per share during the same period. Based on this change plus reinvestment of tax-free dividends, the Trust's total market return was 7.28 percent. On October 31, 2003, IQC's NYSE market price was at an 8.60 percent discount to its NAV. Past performance is no guarantee of future results.

Monthly dividends for the fourth quarter of 2003 were declared in September. Beginning with the October payment the monthly payment increased from $0.07 to $0.075 per share. The new dividend reflects the level of the Trust's undistributed net investment income and projected earnings power. The Trust's level of undistributed net investment income was $0.197 per share on October 31, 2003, versus $0.204 per share as of October 31, 2002.

From a strategic point of view, with interest rates at multi-decade lows, we also became increasingly concerned that the next significant shift in interest rates would be upward. As a result, we began to establish a hedge position by selling Treasury futures to reduce the portfolio's duration (a measure of interest rate sensitivity). This allowed us to maintain an average maturity target range of 20 years in order to take advantage of the steepness of the municipal yield curve. Nevertheless, market yields on new investments were lower than the book yields on portfolio holdings called for redemption. The portfolio's duration adjusted for leverage was 12.8 years. We continued to emphasize revenue bonds in sectors tied to reliable income streams from essential services such as municipal electric, transportation and water and sewer. As of October 31, 2003, the Trust's net assets, including preferred shares, of $201 million were diversified across 48 credits in 11 long-term sectors.

As discussed in previous reports, the total income available for distribution to holders of common shares includes incremental income provided by the Trust's outstanding Auction Rate Preferred Shares (ARPS). ARPS dividends reflect prevailing short-term interest rates on maturities normally ranging from one week to two years. Incremental income to holders of common shares depends on two factors. The first is the amount of ARPS outstanding, the second the spread between the portfolio's cost yield and its ARPS expenses (ARPS auction rate and expenses). The greater the spread and the amount of ARPS outstanding, the greater the amount of incremental income available for distribution to holders of common shares. The level of net investment income available for distribution varies with the level of short-term interest rates. ARPS leverage also increases the price volatility of common shares and has the effect of extending portfolio duration.

During the 12-month period, ARPS leverage contributed approximately $0.16 per share to common share earnings. The Trust has three ARPS series, totaling $55 million and representing 27 percent of net assets including preferred shares. All three series are currently in two-year auction modes with maturities ranging from January 2005 to September 2005. The yields range from 1.24 to 1.70 percent.

The Trust's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. The Trust may also utilize procedures to reduce or eliminate the amount of outstanding ARPS, including their purchase in the open market or in privately negotiated transactions. During the 12-month period ended October 31, 2003, the Trust purchased and retired 261,500 shares of common stock at a weighted average market discount of 9.09 percent.

   LARGEST SECTORS
   Water & Sewer                                       20.0%
   General Obligation                                  16.0%
   Electric                                            11.1%
   Transportation                                      10.9%
   Tax Allocation                                       9.7%

   CREDIT ANALYSIS
   Aaa/AAA                                             64.0%
   Aa/AA                                               11.1%
   A/A                                                 12.9%
   Baa/BBB                                              9.5%
   Ba/BB                                                2.5%

Subject to change daily. Largest sector percentages and credit analysis are a percentage of total long-term investments. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

RESULTS OF ANNUAL SHAREHOLDER MEETING

ON JUNE 17, 2003, AN ANNUAL MEETING OF THE TRUST'S SHAREHOLDERS WAS HELD FOR THE PURPOSE OF VOTING ON THE FOLLOWING MATTER, THE RESULTS OF WHICH WERE AS FOLLOWS:

(1) ELECTION OF TRUSTEES:

--------------------------------------------------
EDWIN J. GARN
FOR                                      7,674,100
WITHHELD                                   207,437
--------------------------------------------------
MICHAEL E. NUGENT
FOR                                      7,671,066
WITHHELD                                   210,472
--------------------------------------------------
PHILIP J. PURCELL
FOR                                      7,660,464
WITHHELD                                   221,073
--------------------------------------------------

THE FOLLOWING TRUSTEES WERE NOT STANDING FOR REELECTION AT THIS MEETING: MICHAEL BOZIC, CHARLES A. FIUMEFREDDO, WAYNE E. HEDIEN, JAMES F. HIGGINS AND DR. MANUEL
H. JOHNSON.

AS OF JULY 31, 2003, THE FOLLOWING ARE NOW SERVING AS TRUSTEES: JOSEPH J. KEARNS AND FERGUS REID.

DISTRIBUTION BY MATURITY
(% of Long Term Portfolio)


WEIGHTED AVERAGE MATURITY: 21 YEARS

1-5                                                                               0.00
5-10                                                                              7.00
10-20                                                                            42.00
20-30                                                                            48.00
30+ years                                                                         3.00

Portfolio structure is subject to change.

CALL AND COST (BOOK) YIELD STRUCTURE


PERCENT OF BONDS CALLABLE -- WEIGHTED AVERAGE CALL PROTECTION: 7 YEARS

(Based on Long-Term Portfolio) As of 10/31/03

2003(a)                                                                           8.00
2004                                                                              9.00
2005                                                                              6.00
2006                                                                              1.00
2007                                                                              3.00
2008                                                                              3.00
2009                                                                              1.00
2010                                                                              1.00
2011                                                                             18.00
2012                                                                             14.00
2013+                                                                            36.00

COST (BOOK) YIELD(b) -- WEIGHTED AVERAGE BOOK YIELD: 5.3%

(Based on Long-Term Portfolio) As of 10/31/03

2003(a)                                                                          5.60
2004                                                                             5.50
2005                                                                             5.70
2006                                                                             5.70
2007                                                                             5.40
2008                                                                             5.00
2009                                                                             5.20
2010                                                                             6.20
2011                                                                             5.70
2012                                                                             5.00
2013+                                                                            5.00

(a)  May include issues callable in previous years.

(b) Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before the Trust's operating expenses. For example, the Trust is earning a book yield of 5.6% on 8% of the long-term portfolio that is callable in 2003. Portfolio structure is subject to change.

Morgan Stanley California Quality Municipal Securities
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2003

PRINCIPAL
AMOUNT IN                                                            COUPON   MATURITY
THOUSANDS                                                             RATE      DATE         VALUE
------------------------------------------------------------------------------------------------------
            California Tax-Exempt Municipal Bonds (135.2%)
            General Obligation (21.7%)
            California,
$  5,000      Various Purpose Dtd 04/01/02.........................  6.00 %   04/01/19   $  5,613,200
   1,375      Various Purpose Dtd 04/01/93.........................  5.90     04/01/23      1,411,204
   3,000      Various Purpose Dtd 05/01/03.........................  5.00     02/01/32      2,847,240
            Coast Community College District,
   2,500      Ser 2003 A (MBIA)....................................  5.00     08/01/23      2,552,050
   5,000      Ser 2003 A (MBIA)....................................  5.00     08/01/27      5,049,600
   3,000    Los Angeles Community College District, 2001 Ser A
              (MBIA)...............................................  5.00     06/01/26      3,026,640
   1,000    Los Angeles Unified School District, 2003 Ser A
              (MBIA)...............................................  5.00     01/01/28      1,009,090
   6,900    Poway Unified School District, Election 2002 Ser A
              (MBIA)...............................................  5.00     08/01/27      6,968,448
   3,000    San Diego Unified School District, 2002 Ser D (FGIC)...  5.25     07/01/24      3,136,200
                                                                                         ------------
--------
                                                                                           31,613,672
  30,775
                                                                                         ------------
--------
            Educational Facilities Revenue (10.9%)
   1,240    ABAG Finance Authority for Nonprofit Corporations,
              California School of Mechanical Art - Lick-Wilmeading
              High School Ser 2002.................................  5.25     10/01/26      1,269,549
            California Educational Facilities Authority,
   5,000      Carnegie Institute of Washington 1993 Ser A..........  5.60     10/01/23      5,117,000
   1,000      Pepperdine University, Refg Ser 2003 A (FGIC)........  5.00     09/01/33      1,004,900
   1,400    California State University Ser 2003 A (FGIC)..........  5.25     11/01/21      1,486,002
            University of California,
   2,000      Ser 2003 B (Ambac) (WI)..............................  5.00     05/15/21      2,068,980
   5,000      Ser 2003 A (Ambac)...................................  5.00     05/15/33      5,026,250
                                                                                         ------------
--------
                                                                                           15,972,681
  15,640
                                                                                         ------------
--------
            Electric Revenue (15.1%)
   5,000    California Department of Water Resources, Power Supply
              Ser 2002 A (XLCAP)...................................  5.375    05/01/17      5,417,850
            Los Angeles Department of Water & Power,
   3,000      2003 Ser A Subser A-2 (MBIA)**.......................  5.00     07/01/22      3,083,160
   2,000      2001 Ser A...........................................  5.00     07/01/24      2,012,600
   4,000    Modesto Irrigation District, Ser 2001 A COPs (FSA).....  5.00     07/01/31      4,018,360
            Santa Clara,
   2,610      Subordinated Electric Ser 2003 A (MBIA)..............  5.00     07/01/23      2,664,001
   2,735      Subordinated Electric Ser 2003 A (MBIA)..............  5.00     07/01/24      2,774,630
   2,000    Turlock Irrigation District, Refg 1998 Ser A (MBIA)....  5.00     01/01/26      2,012,520
                                                                                         ------------
--------
                                                                                           21,983,121
  21,345
                                                                                         ------------
--------

8
                       See Notes to Financial Statements

Morgan Stanley California Quality Municipal Securities
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2003 continued

PRINCIPAL
AMOUNT IN                                                            COUPON   MATURITY
THOUSANDS                                                             RATE      DATE         VALUE
------------------------------------------------------------------------------------------------------
            Hospital Revenue (7.3%)
$  3,000    California Health Facilities Financing Authority,
              Cedars-Sinai Medical Center Ser 1997 A (MBIA)........  5.25 %   08/01/27   $  3,059,340
   5,000    California Infrastructure & Economic Development Bank,
              Kaiser Hospital Ser 2001 A...........................  5.55     08/01/31      5,088,450
   2,500    Central California Joint Powers Health Financing
              Authority, Community Hospitals of Central California
              Ser 2000 COPs........................................  6.00     02/01/30      2,550,200
                                                                                         ------------
--------
                                                                                           10,697,990
  10,500
                                                                                         ------------
--------
            Industrial Development/Pollution Control Revenue (5.1%)
            California Pollution Control Financing Authority,
   5,000      Pacific Gas & Electric Co 1993 Ser B (AMT)...........  5.85     12/01/23      4,850,450
   2,500      San Diego Gas & Electric Co 1996 Ser A...............  5.90     06/01/14      2,637,175
                                                                                         ------------
--------
                                                                                            7,487,625
   7,500
                                                                                         ------------
--------
            Mortgage Revenue -- Single Family (5.8%)
   8,305    California Housing Finance Agency, Home 1993 Ser B.....  5.65     08/01/14      8,496,264
                                                                                         ------------
--------
            Public Facilities Revenue (12.9%)
   4,000    Irvine Unified School District - Community Facilities
              District #86-1, Special Tax Ser 1998 (Ambac).........  5.00     11/01/19      4,143,040
   5,000    Los Angeles County Public Works Financing Authority,
              Proj IV (MBIA).......................................  5.25     12/01/16      5,115,050
   2,560    Redding Joint Powers Financing Authority, 1993 Ser A...  5.50     01/01/13      2,615,808
   3,000    Sacramento City Financing Authority, 2003 Capital Impr
              (Ambac)..............................................  5.00     12/01/33      3,016,410
   2,000    San Jose Financing Authority, Civic Center Ser 2002 B
              (Ambac)..............................................  5.00     06/01/37      2,007,940
   3,000    Puerto Rico Public Buildings Authority, 2002 Ser D
              (Ambac)..............................................  0.00+    07/01/30      1,917,420
                                                                                         ------------
--------
                                                                                           18,815,668
  19,560
                                                                                         ------------
--------
            Recreational Facilities Revenue (1.4%)
   2,000    California State University, Fresno Event Center Senior
              Ser 2002.............................................  6.00     07/01/22      2,063,420
                                                                                         ------------
--------
            Tax Allocation Revenue (13.2%)
   2,100    Burbank Public Financing Authority, Golden State
              Redevelopment 2003 Ser A (Ambac).....................  5.25     12/01/21      2,235,219
   2,000    Long Beach Financing Authority, Ser 1992 (Ambac).......  6.00     11/01/17      2,366,460
   2,000    Milpitas Redevelopment Agency, Project Area No 1 Ser
              2003 (MBIA) (WI).....................................  5.00     09/01/22      2,056,200
   5,090    Poway Redevelopment Agency, Pagway Redevelopment
              Project DRIVERS Ser 372 (MBIA).......................  7.882++  06/15/11      5,524,788
   7,000    Rosemead Redevelopment Agency, Project # 1 Ser
              1993 A...............................................  5.60     10/01/33      7,033,110
                                                                                         ------------
--------
                                                                                           19,215,777
  18,190
                                                                                         ------------
--------

                                                                               9
                       See Notes to Financial Statements

Morgan Stanley California Quality Municipal Securities
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2003 continued

PRINCIPAL
AMOUNT IN                                                            COUPON   MATURITY
THOUSANDS                                                             RATE      DATE         VALUE
------------------------------------------------------------------------------------------------------
            Transportation Facilities Revenue (14.7%)
$ 10,000    Foothill/Eastern Transportation Corridor Agency,
              Ser 1999.............................................  0.00 %++ 01/15/27   $  7,273,900
   5,000    Long Beach, Harbor Ser 1993 (AMT)......................  5.00     05/15/10      5,087,350
   2,000    Los Angeles, Harbor Department 1996 Ser B (AMT)
              (MBIA)...............................................  5.375    11/01/19      2,079,700
   3,000    Port of Oakland, Refg Ser N (AMT) (MBIA)...............  5.00     11/01/22      3,010,800
   4,000    San Jose, Airport Ser 2001 A (FGIC)....................  5.00     03/01/31      4,021,680
                                                                                         ------------
--------
                                                                                           21,473,430
  24,000
                                                                                         ------------
--------
            Water & Sewer Revenue (27.1%)
   2,000    California Department of Water Resources, Central
              Valley Ser Y (FGIC)..................................  5.25     12/01/19      2,149,500
   4,000    Los Angeles Department of Water & Power, Water 2001
              Ser A................................................  5.125    07/01/41      4,016,080
            Metropolitan Waterworks District of Southern
              California,
   2,000      1996 Ser C...........................................  5.25     07/01/15      2,180,440
   8,400      2003 Ser B-2 (FGIC)..................................  5.00     10/01/27      8,484,756
            Moulton-Niguel Water District,
   2,000      2003 Refg (Ambac)....................................  5.00     09/01/15      2,178,000
   1,420      2003 Refg (Ambac)....................................  5.00     09/01/16      1,532,095
   1,750    Rancho Water District Financing Authority, Refg Ser
              1994 (Ambac).........................................  5.00     08/15/14      1,829,975
            Riverside,
   2,000      Water Ser 2001 (FGIC)................................  5.00     10/01/26      2,021,740
   2,000      Water Ser 2001 (FGIC)................................  5.00     10/01/31      2,013,920
   4,000    Sacramento County Sanitation Districts Financing
              Authority,
              Refg Ser 2001 (Ambac)................................  5.00     12/01/27      4,032,480
   4,000    San Diego Public Facilities Authority, Sewer Ser 1993 A  5.25     05/15/20      4,045,240
   5,000    San Francisco Public Utilities Commission, Water Refg
              Ser A 2001 (FSA).....................................  5.00     11/01/31      5,029,500
                                                                                         ------------
--------
                                                                                           39,513,726
  38,570
                                                                                         ------------
--------
$196,385    Total California Tax-Exempt Municipal Bonds (Cost $193,357,050)...........    197,333,374
                                                                                         ------------
--------

10
                       See Notes to Financial Statements

Morgan Stanley California Quality Municipal Securities
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2003 continued

PRINCIPAL
AMOUNT IN                                                            COUPON   MATURITY
THOUSANDS                                                             RATE      DATE         VALUE
------------------------------------------------------------------------------------------------------
            California Tax-Exempt Short Term Municipal Obligation (2.3%)
$  3,400    California Department of Water Resources, Power Supply
              Ser 2002 B (Demand 11/03/03) (Cost $3,400,000).......  1.12*%   05/01/22   $  3,400,000
                                                                                         ------------
--------

$199,785    Total Investments (Cost $196,757,050) (a)(b).......................   137.5%     200,733,374
========
            Other Assets in Excess of Liabilities..............................     0.2          346,634
            Preferred Shares of Beneficial Interest............................   (37.7)     (55,071,674)
                                                                                  -----     ------------
            Net Assets Applicable to Common Shareholders.......................   100.0%    $146,008,334
                                                                                  =====     ============

---------------------------------------------------

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

   AMT      Alternative Minimum Tax.
   COPs     Certificates of Participation.
   DRIVERS  Derivative Inverse Tax-Exempt Receipts.
   WI       Security purchased on a when-issued basis.
   +        Currently a zero coupon security; will convert to 5.45% on
            July 1, 2012.
   ++       Currently a zero coupon security; will convert to 5.875% on
            July 15, 2009.
   ++       Current coupon rate for residual interest bond. This rate
            resets periodically as the auction rate on the related
            security changes.
   *        Current coupon of variable rate demand obligation.
   **       This security has been physically segregated in connection with open futures contracts.
   (a)      Securities have been designated as collateral in an amount equal to $48,873,305 in connection with the open futures
            contracts and the purchase of when-issued securities.
   (b)      The aggregate cost for federal income tax purposes is
            $196,720,142. The aggregate gross unrealized appreciation is
            $4,353,268 and the aggregate gross unrealized depreciation is $340,036, resulting in net unrealized appreciation of
            $4,013,232.

Bond Insurance:
---------------
  Ambac     Ambac Assurance Corporation.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.
  XLCAP     XL Capital Assurance Inc.

                                                                              11
                       See Notes to Financial Statements

Morgan Stanley California Quality Municipal Securities
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2003 continued

Futures Contracts Open at October 31, 2003:

                                 DESCRIPTION/           UNDERLYING
NUMBER OF                       DELIVERY MONTH         FACE AMOUNT     UNREALIZED
CONTRACTS   LONG/SHORT             AND YEAR              AT VALUE     DEPRECIATION
---------   ----------   ----------------------------  ------------   -------------
   250         Short      U.S. Treasury Notes 5 Year
                                December/2003          $(27,953,125)    $ (1,468)
   150         Short     U.S. Treasury Notes 10 Year
                                December/2003           (16,844,532)     (22,164)
                                                                        --------
            Total unrealized depreciation..........................     $(23,632)
                                                                        ========

12
                       See Notes to Financial Statements

Morgan Stanley California Quality Municipal Securities
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
October 31, 2003

Assets:
Investments in securities, at value
  (cost $196,757,050).......................................  $200,733,374
Cash........................................................     1,565,602
Interest receivable.........................................     2,746,996
Prepaid expenses............................................       416,302
                                                              ------------
    Total Assets............................................   205,462,274
                                                              ------------
Liabilities:
Payable for:
    Investments purchased...................................     4,098,180
    Variation margin........................................        94,530
    Investment management fee...............................        67,259
    Common shares of beneficial interest repurchased........        20,707
Accrued expenses............................................       101,590
                                                              ------------
    Total Liabilities.......................................     4,382,266
                                                              ------------

Preferred shares of beneficial interest (at liquidation
  value) (1,000,000 shares authorized of
  non-participating $.01 par value, 1,100 shares
  outstanding)..............................................    55,071,674
                                                              ------------
    Net Assets Applicable to Common Shareholders............  $146,008,334
                                                              ============
Composition of Net Assets Applicable to Common Shareholders:
Common shares of beneficial interest (unlimited shares
  authorized of $.01
  par value, 9,718,013 shares outstanding)..................  $139,775,480
Net unrealized appreciation.................................     3,952,692
Accumulated undistributed net investment income.............     1,911,458
Accumulated undistributed net realized gain.................       368,704
                                                              ------------
    Net Assets Applicable to Common Shareholders............  $146,008,334
                                                              ============
Net Asset Value Per Common Share
($146,008,334 divided by 9,718,013 common shares
outstanding)................................................        $15.02
                                                              ============

                                                                              13
                       See Notes to Financial Statements

Morgan Stanley California Quality Municipal Securities
FINANCIAL STATEMENTS continued

Statement of Operations
For the year ended October 31, 2003

Net Investment Income:
Interest Income.............................................  $10,174,621
                                                              -----------
Expenses
Investment management fee...................................      713,070
Auction commission fees.....................................      257,166
Professional fees...........................................       67,027
Transfer agent fees and expenses............................       47,133
Auction agent fees..........................................       29,306
Shareholder reports and notices.............................       29,140
Trustees' fees and expenses.................................       17,476
Custodian fees..............................................       12,266
Other.......................................................       31,327
                                                              -----------
    Total Expenses..........................................    1,203,911

Less: expense offset........................................      (12,235)
                                                              -----------
    Net Expenses............................................    1,191,676
                                                              -----------
    Net Investment Income...................................    8,982,945
                                                              -----------
Net Realized and Unrealized Gain (Loss):
Net realized gain...........................................    2,816,332
                                                              -----------
Net Change in Unrealized Appreciation/Depreciation on:
Investments.................................................   (2,340,041)
Futures contracts...........................................      (23,632)
                                                              -----------
    Net Depreciation........................................   (2,363,673)
                                                              -----------
    Net Gain................................................      452,659
                                                              -----------

Dividends to preferred shareholders from net investment
  income....................................................     (731,355)
                                                              -----------
Net Increase................................................  $ 8,704,249
                                                              ===========

14
                       See Notes to Financial Statements

Morgan Stanley California Quality Municipal Securities
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                FOR THE YEAR       FOR THE YEAR
                                                                   ENDED              ENDED
                                                              OCTOBER 31, 2003   OCTOBER 31, 2002
                                                              ----------------   ----------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................    $  8,982,945       $  9,511,229
Net realized gain...........................................       2,816,332          1,839,893
Net change in unrealized appreciation.......................      (2,363,673)        (1,899,580)
Dividends to preferred shareholders from net investment
  income....................................................        (731,355)        (1,023,825)
                                                                ------------       ------------
    Net Increase............................................       8,704,249          8,427,717

Dividends to common shareholders from net investment
  income....................................................      (8,329,596)        (7,960,956)

Decrease from transactions in common shares of beneficial
  interest..................................................      (3,579,390)        (4,364,491)
                                                                ------------       ------------
    Net Decrease............................................      (3,204,737)        (3,897,730)
Net Assets Applicable to Common Shareholders:
Beginning of period.........................................     149,213,071        153,110,801
                                                                ------------       ------------
End of Period
(Including accumulated undistributed net investment income
of $1,911,458 and $2,035,058, respectively).................    $146,008,334       $149,213,071
                                                                ============       ============

                                                                              15
                       See Notes to Financial Statements

Morgan Stanley California Quality Municipal Securities
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2003

1. Organization and Accounting Policies

Morgan Stanley California Quality Municipal Securities (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The Trust's investment objective is to provide current income which is exempt from both federal and California income taxes. The Trust was organized as a Massachusetts business trust on March 3, 1993 and commenced operations on September 29, 1993.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and
(3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Trust is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Trust as unrealized gains and losses. Upon

Morgan Stanley California Quality Municipal Securities
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2003 continued

closing of the contract, the Trust realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. Federal Income Tax Policy -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Trust pays the Investment Manager a management fee, calculated weekly and payable monthly, by applying the annual rate of 0.35% to the Trust's weekly net assets including preferred shares.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 2003 aggregated $93,647,632 and $91,035,456, respectively. Included in the aforementioned are purchases and sales of $23,063,700 and $19,699,534, respectively with other Morgan Stanley Funds including a net realized gain of $693,713.

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Trust's transfer agent. At October 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $2,800.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended October 31, 2003 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,880. At October 31,

Morgan Stanley California Quality Municipal Securities
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2003 continued

2003, the Trust had an accrued pension liability of $47,556 which is included in accrued expenses in the Statement of Assets and Liabilities.

4. Preferred Shares of Beneficial Interest

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The Trust has issued Series 1 through 3 Auction Rate Preferred Shares ("Preferred Shares") which have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

Dividends, which are cumulative, are reset through auction procedures.

                     AMOUNT                RESET        RANGE OF
SERIES  SHARES*   IN THOUSANDS*   RATE*     DATE    DIVIDEND RATES**
------  -------   -------------   -----   --------  ----------------
  1       260        $13,000      1.24%   06/28/05     0.65 - 1.60%
  2       240         12,000      1.70    01/04/05     0.55 - 1.70
  3       600         30,000      1.65    09/08/05     1.00 - 1.65

---------------------
    * As of October 31, 2003.
   ** For the year ended October 31, 2003.

Subsequent to October 31, 2003 and up through December 5, 2003, the Trust paid dividends to each of the Series 1 through 3 at rates ranging from 1.24% to 1.7% in the aggregate amount of $71,673.

The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

Morgan Stanley California Quality Municipal Securities
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2003 continued

5. Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                           PAR VALUE    EXCESS OF
                                                                SHARES     OF SHARES    PAR VALUE
                                                              ----------   ---------   ------------
Balance, October 31, 2001...................................  10,300,413   $103,004    $148,608,611
Treasury shares purchased and retired (weighted average
  discount 7.00%)*..........................................    (320,900)    (3,209)     (4,361,282)
Reclassification due to permanent book/tax difference.......      --          --           (992,254)
                                                              ----------   --------    ------------
Balance, October 31, 2002...................................   9,979,513     99,795     143,255,075
Treasury shares purchased and retired (weighted average
  discount 9.09%)*..........................................    (261,500)    (2,615)     (3,576,775)
                                                              ----------   --------    ------------
Balance, October 31, 2003...................................   9,718,013   $ 97,180    $139,678,300
                                                              ==========   ========    ============

---------------------
   * The Trustees have voted to retire the shares purchased

6. Dividends to Common Shareholders

On September 23, 2003, the Trust declared the following dividends from net investment income:

 AMOUNT          RECORD             PAYABLE
PER SHARE         DATE               DATE
---------   -----------------  -----------------
 $0.075     November 7, 2003   November 21, 2003
 $0.075     December 5, 2003   December 19, 2003

7. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Trust.

8. Risks Relating to Certain Financial Instruments

The Trust may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At October 31, 2003, the Trust held positions in residual interest bonds having a total value of $5,524,788, which represents 3.8% of the Trust's net assets applicable to common shareholders.

To hedge against adverse interest rate changes, the Trust may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

Morgan Stanley California Quality Municipal Securities
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2003 continued

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the value of the underlying securities.

At October 31, 2003, the Trust had outstanding futures contracts.

9. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                                                FOR THE YEAR       FOR THE YEAR
                                                                   ENDED              ENDED
                                                              OCTOBER 31, 2003   OCTOBER 31, 2002
                                                              ----------------   ----------------

Tax-exempt income...........................................     $8,989,277         $9,052,691

As of October 31, 2003, the tax-basis components of accumulated earnings were as follows:


Undistributed tax-exempt income.............................     $1,993,780
Undistributed long-term gains...............................        345,072
                                                                 ----------
Net accumulated earnings....................................      2,338,852
Temporary differences.......................................       (119,230)
Net unrealized appreciation.................................      4,013,232
                                                                 ----------
Total accumulated earnings..................................     $6,232,854
                                                                 ==========

As of October 31, 2003, the Trust had temporary book/tax differences primarily attributable to book amortization of discounts on debt securities, mark-to-market of open futures contracts and dividend payable and permanent book/tax differences attributable to tax adjustments on debt securities sold by the Trust. To reflect reclassifications arising from the permanent differences, accumulated undistributed net investment income was charged and accumulated undistributed net realized gain was credited $45,594.

Morgan Stanley California Quality Municipal Securities
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

                                                                               FOR THE YEAR ENDED OCTOBER 31,
                                                            ---------------------------------------------------------------------
                                                              2003           2002           2001           2000           1999
                                                            ---------      ---------      ---------      ---------      ---------

Selected Per Share Data:
Net asset value beginning of period.......................    $14.95         $14.86         $13.96        $ 12.89        $ 14.67
                                                              ------         ------         ------        -------        -------
Income (loss) from investment operations:
    Net investment income*................................      0.91           0.94           0.92           0.91           0.90
    Net realized and unrealized gain (loss)...............      0.05           0.01           0.79           1.09          (1.77)
    Common share equivalent of dividends paid to preferred
       shareholders*......................................     (0.07)         (0.10)         (0.16)         (0.19)         (0.17)
                                                               ------         ------         ------        -------        -------
Total income (loss) from investment operations............      0.89           0.85           1.55           1.81          (1.04)
                                                              ------         ------         ------        -------        -------
Less dividends from net investment income.................     (0.85)         (0.79)         (0.69)         (0.77)         (0.75)
                                                              ------         ------         ------        -------        -------
Anti-dilutive effect of acquiring treasury shares*........      0.03           0.03           0.04           0.03           0.01
                                                              ------         ------         ------        -------        -------
Net asset value, end of period............................    $15.02         $14.95         $14.86        $ 13.96        $ 12.89
                                                              ======         ======         ======        =======        =======
Market value, end of period...............................    $13.72         $13.60         $13.50        $12.063        $12.188
                                                              ======         ======         ======        =======        =======
Total Return+.............................................      7.28%          6.65%         18.01%          5.32%         (9.28)%
Ratios to Average Net Assets of Common Shareholders:
Total expenses (before expense offset)....................      0.81%(1)       0.72%(1)       0.74%(1)       0.78%(1)       0.76%(1)
Net investment income before preferred stock dividends....      6.05%          6.38%          6.40%          6.84%          6.35%
Preferred stock dividends.................................      0.49%          0.69%          1.11%          1.47%          1.19%
Net investment income available to common shareholders....      5.56%          5.69%          5.29%          5.37%          5.16%
Supplemental Data:
Net assets applicable to common shareholders, end of
 period, in thousands.....................................  $146,008       $149,213       $153,111       $148,097       $141,461
Asset coverage on preferred shares at end of period.......       365%           371%           378%           369%           357%
Portfolio turnover rate...................................        46%            16%            24%             5%             3%

---------------------

     * The per share amounts were computed using an average number of common shares outstanding during the period.
     + Total return is based upon the current market value on the last day of each period reported. Dividends are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.
    (1)  Does not reflect the effect of expense offset of 0.01%.

                                                                              21
                       See Notes to Financial Statements

Morgan Stanley California Quality Municipal Securities
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley California Quality Municipal Securities:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley California Quality Municipal Securities (the "Trust"), including the portfolio of investments, as of October 31, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley California Quality Municipal Securities as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
December 15, 2003

                      2003 FEDERAL TAX NOTICE (UNAUDITED)

         For the year ended October 31, 2003, all of the Trust's dividends from net investment income received by both common and preferred shareholder classes were exempt interest dividends, excludable from gross income for Federal income tax purposes.

Morgan Stanley California Quality Municipal Securities
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                                      Number of
                                                                                                    Portfolios in
                                       Position(s)  Term of Office                                  Fund Complex
      Name, Age and Address of          Held with   and Length of   Principal Occupation(s) During   Overseen by
         Independent Trustee           Registrant    Time Served*           Past 5 Years**           Trustee***
-------------------------------------  -----------  --------------  ------------------------------  -------------
Michael Bozic (62)                     Trustee      Since April     Retired; Director or Trustee         211
c/o Mayer, Brown, Rowe & Maw LLP                    1994            of the Retail Funds and TCW/DW
Counsel to the Independent Directors                                Term Trust 2003 (since April
1675 Broadway                                                       1994) and the Institutional
New York, NY                                                        Funds (since July 2003);
                                                                    formerly Vice Chairman of
                                                                    Kmart Corporation (December
                                                                    1998-October 2000), Chairman
                                                                    and Chief Executive Officer of
                                                                    Levitz Furniture Corporation
                                                                    (November 1995-November 1998)
                                                                    and President and Chief
                                                                    Executive Officer of Hills
                                                                    Department Stores (May 1991-
                                                                    July 1995); formerly variously
                                                                    Chairman, Chief Executive
                                                                    Officer, President and Chief
                                                                    Operating Officer (1987-1991)
                                                                    of the Sears Merchandise Group
                                                                    of Sears, Roebuck & Co.

Edwin J. Garn (71)                     Trustee      Since January   Director or Trustee of the           211
c/o Summit Ventures LLC                             1993            Retail Funds and TCW/DW Term
1 Utah Center                                                       Trust 2003 (since January
201 S. Main Street                                                  1993) and the Institutional
Salt Lake City, UT                                                  Funds (since July 2003);
                                                                    member of the Utah Regional
                                                                    Advisory Board of Pacific
                                                                    Corp.; formerly United States
                                                                    Senator (R-Utah) (1974-1992)
                                                                    and Chairman, Senate Banking
                                                                    Committee (1980-1986), Mayor
                                                                    of Salt Lake City, Utah
                                                                    (1971-1974), Astronaut, Space
                                                                    Shuttle Discovery (April
                                                                    12-19, 1985), and Vice
                                                                    Chairman, Huntsman Corporation
                                                                    (chemical company).

Wayne E. Hedien (69)                   Trustee      Since           Retired; Director or Trustee         211
c/o Mayer, Brown, Rowe & Maw LLP                    September 1997  of the Retail Funds and TCW/DW
Counsel to the Independent Directors                                Term Trust 2003; (Since
1675 Broadway                                                       September 1997) and the
New York, NY                                                        Institutional Funds (since
                                                                    July 2003); formerly
                                                                    associated with the Allstate
                                                                    Companies (1966-1994), most
                                                                    recently as Chairman of The
                                                                    Allstate Corporation (March
                                                                    1993-December 1994) and
                                                                    Chairman and Chief Executive
                                                                    Officer of its wholly-owned
                                                                    subsidiary, Allstate Insurance
                                                                    Company (July 1989-December
                                                                    1994).


      Name, Age and Address of          Other Directorships Held by
         Independent Trustee                      Trustee
-------------------------------------  ------------------------------
Michael Bozic (62)                     Director of Weirton Steel
c/o Mayer, Brown, Rowe & Maw LLP       Corporation.
Counsel to the Independent Directors
1675 Broadway
New York, NY

Edwin J. Garn (71)                     Director of Franklin Covey
c/o Summit Ventures LLC                (time management systems), BMW
1 Utah Center                          Bank of North America, Inc.
201 S. Main Street                     (industrial loan corporation),
Salt Lake City, UT                     United Space Alliance (joint
                                       venture between Lockheed
                                       Martin and the Boeing Company)
                                       and Nuskin Asia Pacific
                                       (multilevel marketing); member
                                       of the board of various civic
                                       and charitable organizations.

Wayne E. Hedien (69)                   Director of The PMI Group Inc.
c/o Mayer, Brown, Rowe & Maw LLP       (private mortgage insurance);
Counsel to the Independent Directors   Trustee and Vice Chairman of
1675 Broadway                          The Field Museum of Natural
New York, NY                           History; director of various
                                       other business and charitable
                                       organizations.

Morgan Stanley California Quality Municipal Securities
TRUSTEE AND OFFICER INFORMATION continued

                                                                                                      Number of
                                                                                                    Portfolios in
                                       Position(s)  Term of Office                                  Fund Complex
      Name, Age and Address of          Held with   and Length of   Principal Occupation(s) During   Overseen by
         Independent Trustee           Registrant    Time Served*           Past 5 Years**           Trustee***
-------------------------------------  -----------  --------------  ------------------------------  -------------
Dr. Manuel H. Johnson (54)             Trustee      Since July      Chairman of the Audit                211
c/o Johnson Smick International, Inc.               1991            Committee and Director or
2099 Pennsylvania Avenue, N.W.                                      Trustee of the Retail Funds
Suite 950                                                           and TCW/DW Term Trust 2003
Washington, D.C.                                                    (since July 1991) and the
                                                                    Institutional Funds (since
                                                                    July 2003); Senior Partner,
                                                                    Johnson Smick International,
                                                                    Inc., a consulting firm;
                                                                    Co-Chairman and a founder of
                                                                    the Group of Seven Council
                                                                    (G7C), an international
                                                                    economic commission; formerly
                                                                    Vice Chairman of the Board of
                                                                    Governors of the Federal
                                                                    Reserve System and Assistant
                                                                    Secretary of the U.S.
                                                                    Treasury.

Joseph J. Kearns (61)                  Trustee      Since July      Deputy Chairman of the Audit         212
PMB754                                              2003            Committee and Director or
23852 Pacific Coast Highway                                         Trustee of the Retail Funds
Malibu, CA                                                          and TCW/DW Term Trust 2003
                                                                    (since July 2003) and the
                                                                    Institutional Funds (since
                                                                    August 1994); previously
                                                                    Chairman of the Audit
                                                                    Committee of the Institutional
                                                                    Funds (October 2001-July
                                                                    2003); President, Kearns &
                                                                    Associates LLC (investment
                                                                    consulting); formerly CFO of
                                                                    the J. Paul Getty Trust.

Michael E. Nugent (67)                 Trustee      Since July      Chairman of the Insurance            211
c/o Triumph Capital, L.P.                           1991            Committee and Director or
445 Park Avenue                                                     Trustee of the Retail Funds
New York, NY                                                        and TCW/DW Term Trust 2003
                                                                    (since July 1991) and the
                                                                    Institutional Funds (since
                                                                    July 2001); General Partner of
                                                                    Triumph Capital, L.P., a
                                                                    private investment
                                                                    partnership; formerly Vice
                                                                    President, Bankers Trust
                                                                    Company and BT Capital
                                                                    Corporation (1984-1988).

Fergus Reid (71)                       Trustee      Since July      Chairman of the Governance           212
85 Charles Colman Blvd.                             2003            Committee and Director or
Pawling, NY                                                         Trustee of the Retail Funds
                                                                    and TCW/DW Term Trust 2003
                                                                    (since July 2003) and the
                                                                    Institutional Funds (since
                                                                    June 1992); Chairman of
                                                                    Lumelite Plastics Corporation.


      Name, Age and Address of          Other Directorships Held by
         Independent Trustee                      Trustee
-------------------------------------  ------------------------------
Dr. Manuel H. Johnson (54)             Director of NVR, Inc. (home
c/o Johnson Smick International, Inc.  construction); Chairman and
2099 Pennsylvania Avenue, N.W.         Trustee of the Financial
Suite 950                              Accounting Foundation
Washington, D.C.                       (oversight organization of the
                                       Financial Accounting Standards
                                       Board); Director of RBS
                                       Greenwich Capital Holdings
                                       (financial holding company).

Joseph J. Kearns (61)                  Director of Electro Rent
PMB754                                 Corporation (equipment
23852 Pacific Coast Highway            leasing), The Ford Family
Malibu, CA                             Foundation, and the UCLA
                                       Foundation.

Michael E. Nugent (67)                 Director of various business
c/o Triumph Capital, L.P.              organizations.
445 Park Avenue
New York, NY

Fergus Reid (71)                       Trustee and Director of
85 Charles Colman Blvd.                certain investment companies
Pawling, NY                            in the JPMorgan Funds complex
                                       managed by JP Morgan
                                       Investment Management Inc.

Morgan Stanley California Quality Municipal Securities
TRUSTEE AND OFFICER INFORMATION

Interested Trustees:

                                                                                                      Number of
                                                                                                    Portfolios in
                                       Position(s)  Term of Office                                  Fund Complex
      Name, Age and Address of          Held with   and Length of   Principal Occupation(s) During   Overseen by
         Interested Trustee            Registrant    Time Served*           Past 5 Years**           Trustee***
-------------------------------------  -----------  --------------  ------------------------------  -------------

Charles A. Fiumefreddo (70)            Chairman of  Since July      Chairman and Director or             211
c/o Morgan Stanley Trust               the Board    1991            Trustee of the Retail Funds
Harborside Financial Center,           and Trustee                  and TCW/DW Term Trust 2003
Plaza Two,                                                          (since July 1991) and the
Jersey City, NJ                                                     Institutional Funds (since
                                                                    July 2003); formerly Chief
                                                                    Executive Officer of the
                                                                    Retail Funds and the TCW/DW
                                                                    Term Trust 2003 (until
                                                                    September 2002).

James F. Higgins (55)                  Trustee      Since June      Director or Trustee of the           211
c/o Morgan Stanley Trust                            2000            Retail Funds and TCW/DW Term
Harborside Financial Center,                                        Trust 2003 (since June 2000)
Plaza Two,                                                          and the Institutional Funds
Jersey City, NJ                                                     (since July 2003); Senior
                                                                    Advisor of Morgan Stanley
                                                                    (since August 2000); Director
                                                                    of the Distributor and Dean
                                                                    Witter Realty Inc.; previously
                                                                    President and Chief Operating
                                                                    Officer of the Private Client
                                                                    Group of Morgan Stanley (May
                                                                    1999-August 2000), and
                                                                    President and Chief Operating
                                                                    Officer of Individual
                                                                    Securities of Morgan Stanley
                                                                    (February 1997-May 1999).

Philip J. Purcell (60)                 Trustee      Since April     Director or Trustee of the           211
1585 Broadway                                       1994            Retail Funds and TCW/DW Term
New York, NY                                                        Trust 2003 (since April 1994)
                                                                    and the Institutional Funds
                                                                    (since July 2003); Chairman of
                                                                    the Board of Directors and
                                                                    Chief Executive Officer of
                                                                    Morgan Stanley and Morgan
                                                                    Stanley DW Inc.; Director of
                                                                    the Distributor; Chairman of
                                                                    the Board of Directors and
                                                                    Chief Executive Officer of
                                                                    Novus Credit Services Inc.;
                                                                    Director and/or officer of
                                                                    various Morgan Stanley
                                                                    subsidiaries.


      Name, Age and Address of          Other Directorships Held by
         Interested Trustee                       Trustee
-------------------------------------  ------------------------------
Charles A. Fiumefreddo (70)            None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (55)                  Director of AXA Financial,
c/o Morgan Stanley Trust               Inc. and The Equitable Life
Harborside Financial Center,           Assurance Society of the
Plaza Two,                             United States (financial
Jersey City, NJ                        services).

Philip J. Purcell (60)                 Director of American Airlines,
1585 Broadway                          Inc. and its parent company,
New York, NY                           AMR Corporation.

---------------------

  * This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") (the "Retail Funds").
 ** The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the funds advised by Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Morgan Stanley AIP GP LP (the "Institutional Funds") reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds as applicable.
*** The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Manager and any funds that have an investment advisor that is an affiliated person of the Investment Manager (including but not limited to Morgan Stanley Investment Management Inc. and Morgan Stanley Investments LP).

Morgan Stanley California Quality Municipal Securities
TRUSTEE AND OFFICER INFORMATION continued

Officers:

                                                   Term of
                                 Position(s)      Office and
  Name, Age and Address of        Held with       Length of
      Executive Officer          Registrant      Time Served*          Principal Occupation(s) During Past 5 Years**
-----------------------------  ---------------  --------------  ------------------------------------------------------------
Mitchell M. Merin (50)         President        Since May 1999  President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                                     Investment Management Inc.; President, Director and Chief
New York, NY                                                    Executive Officer of the Investment Manager and Morgan
                                                                Stanley Services; Chairman, Chief Executive Officer and
                                                                Director of the Distributor; Chairman and Director of the
                                                                Transfer Agent; Director of various Morgan Stanley
                                                                subsidiaries; President Morgan Stanley Investments LP (since
                                                                February 2003); President of the Institutional Funds (since
                                                                July 2003) and President of the Retail Funds and TCW/DW Term
                                                                Trust 2003 (since May 1999); Trustee (since July 2003) and
                                                                President (since December 2002) of the Van Kampen Closed-End
                                                                Funds; Trustee (since May 1999) and President (since October
                                                                2002) of the Van Kampen Open-End Funds.

Ronald E. Robison (64)         Executive Vice   Since April     Chief Global Operations Officer and Managing Director of
1221 Avenue of the Americas    President and    2003            Morgan Stanley Investment Management Inc.; Managing Director
New York, NY                   Principal                        of Morgan Stanley & Co. Incorporated; Managing Director of
                               Executive                        Morgan Stanley; Managing Director, Chief Administrative
                               Officer                          Officer and Director of the Investment Manager and Morgan
                                                                Stanley Services; Chief Executive Officer and Director of
                                                                the Transfer Agent; Executive Vice President and Principal
                                                                Executive Officer of the Institutional Funds (since July
                                                                2003); and the TCW/DW Term Trust 2003 (since April 2003);
                                                                previously President of the Institutional Funds (March
                                                                2001-July 2003) and Director of the Institutional Funds
                                                                (March 2001-July 2003).

Barry Fink (48)                Vice President   Since February  General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas    and General      1997            (since December 2000) of Morgan Stanley Investment
New York, NY                   Counsel                          Management; Managing Director (since December 2000),
                                                                Secretary (since February 1997) and Director (since July
                                                                1998) of the Investment Manager and Morgan Stanley Services;
                                                                Assistant Secretary of Morgan Stanley DW; Chief Legal
                                                                Officer of Morgan Stanley Investments LP (since July 2002);
                                                                Vice President of the Institutional Funds (since July 2003);
                                                                Vice President and Secretary of the Distributor; previously
                                                                Secretary of the Retail Funds (February 1997-July 2003);
                                                                previously Vice President and Assistant General Counsel of the Investment Manager and Morgan Stanley Services (February
                                                                1997-December 2001).

Joseph J. McAlinden (60)       Vice President   Since July      Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                     1995            Investment Manager, Morgan Stanley Investment Management
New York, NY                                                    Inc. and Morgan Stanley Investments LP; Director of the
                                                                Transfer Agent, Chief Investment Officer of the Van Kampen
                                                                Funds; Vice President of the Institutional Funds (since July
                                                                2003) and the Retail Funds (since July 1995).

Stefanie V. Chang (36)         Vice President   Since July      Executive Director of Morgan Stanley & Co. and Morgan
1221 Avenue of the Americas                     2003            Stanley Investment Management Inc. and Vice President of the
New York, NY                                                    Institutional Funds (since December 1997) and the Retail
                                                                Funds (since July 2003); formerly practiced law with the New
                                                                York law firm of Rogers & Wells (now Clifford Chance LLP).

Morgan Stanley California Quality Municipal Securities
TRUSTEE AND OFFICER INFORMATION continued

                                                   Term of
                                 Position(s)      Office and
  Name, Age and Address of        Held with       Length of
      Executive Officer          Registrant      Time Served*          Principal Occupation(s) During Past 5 Years**
-----------------------------  ---------------  --------------  ------------------------------------------------------------
Francis J. Smith (38)          Treasurer and    Treasurer       Executive Director of the Investment Manager and Morgan
c/o Morgan Stanley Trust       Chief Financial  since July      Stanley Services (since December 2001); previously Vice
Harborside Financial Center,   Officer          2003 and Chief  President of the Retail Funds (September 2002-July 2003);
Plaza Two,                                      Financial       previously Vice President of the Investment Manager and
Jersey City, NJ                                 Officer since   Morgan Stanley Services (August 2000-November 2001) and
                                                September 2002  Senior Manager at PricewaterhouseCoopers LLP (January
                                                                1998-August 2000).

Thomas F. Caloia (57)          Vice President   Since July      Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                        2003            Treasurer of the Investment Manager, the Distributor and
Harborside Financial Center,                                    Morgan Stanley Services; previously Treasurer of the Retail
Plaza Two,                                                      Funds (April 1989-July 2003); formerly First Vice President
Jersey City, NJ                                                 of the Investment Manager, the Distributor and Morgan
                                                                Stanley Services.

Mary E. Mullin (36)            Secretary        Since July      Vice President of Morgan Stanley & Co. Incorporated and
1221 Avenue of the Americas                     2003            Morgan Stanley Investment Management Inc.; Secretary of the
New York, NY                                                    Institutional Funds (since June 1999) and the Retail Funds
                                                                (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps,
                                                                Slate, Meagher & Flom LLP.

---------------------

 * This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
** The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds as applicable.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

Investments and services offered through Morgan Stanley DW Inc., member SIPC.

(c) 2003 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
California Quality
Municipal Securities

Annual Report
October 31, 2003

[MORGAN STANLEY LOGO]

38581RPT-00-13054L03-0P-12/03

Item 2.  Code of Ethics.

(a) The Trust has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Trust or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f)

     (1)  The Trust's Code of Ethics is attached hereto as Exhibit A.

     (2)  Not applicable.

     (3)  Not applicable.



Item 3. Audit Committee Financial Expert.

The Trust's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.


Item 4. Principal Accountant Fees and Services

Applicable only for reports covering fiscal years ending on or after December 15, 2003.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.

Item 6. [Reserved.]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Trust invests in exclusively non-voting securities and therefore this item is not applicable.

Item 8. [Reserved.]


Item 9 - Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

     There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.



                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley California Quality Municipal Securities

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 18, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 18, 2003

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 18, 2003







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